Segment Information - Summary of Segment Information (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Segment assets	¥ 33,509,285		¥ 30,775,867	¥ 29,774,150
Provisions for product warranties	1,055,584
Write-down of inventories recognized as an expense	49,804		120,919	12,220
Impairment loss recognised in profit or loss	692,006		39,305	59,392
Automobile business [member] | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Segment assets	106,097
Impairment loss recognised in profit or loss	48,328
Unallocated corporate assets [member]
Disclosure of operating segments [line items]
Segment assets	976,245		979,954	1,573,834
Product warranties [member]
Disclosure of operating segments [line items]
Provisions for product warranties	¥ 319,613	[1]	¥ 454,502	¥ 536,590

[1]	Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls.